Note 14 - Income Taxes (Details) - Components of the Deferred Tax Assets and Liabilities	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred Tax Assets:
Net operating loss carry forwards	$ 21,607	134,060	237,193
Allowance for doubtful accounts and write offs	357,864	2,220,401	2,266,888
Inventory provision	105,311	653,414	512,335
Accruals and others	836,130	5,187,854	5,022,822
Intangible assets impairment	158,029	980,504	980,504
Valuation allowance	(21,607)	(134,060)	(237,193)
Total deferred tax assets	1,457,334	9,042,173	8,782,549
Deferred Tax Liabilities:
Fix assets depreciation	(9,810)	(60,867)
Refundable value added tax	(163,570)	(1,014,887)	(307,089)
Total deferred tax liabilities	(173,380)	(1,075,754)	(307,089)
Net deferred tax assets	$ 1,283,954	7,966,419	8,475,460